Share-Based Compensation - Summary of Share-based Compensation Under Each Plan According to Change in Estimate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 470	€ 1,236	€ 1,656
AGA S 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
AGA S 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	44
AGA D 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	21	21
AGA D 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	6	39
SO 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	49	213
SO 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	13	93
SO US 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	(24)
SO US 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	(11)
AGA S 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	209
AGA S 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	13	45
AGA D 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	190
AGA D 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	4	56
SO 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	335	27
SO 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	110	2
SO US 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	(4)
SO US 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	(6)
BSA-2017-A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
BSA-2017-B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
AGA S 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	62	148
AGA D 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	65	135
SO 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	186	225	285
SO US 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	24	24	25
AGA S 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	39	55	41
AGA D 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	16	63	35
SO 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	105	123	70
SO 2019 - US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	(11)	35	16
BSA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	20	7
SO US 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	(7)	14	1
SO D 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	14	0	0
SO C 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	40	0	0
SO US 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	19	0	0
AGA S 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	29	0	0
AGA D 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	5	0	0
SO D 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	2	0	0
SO C2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	9	0	0
SO US 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 2	€ 0	€ 0